Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) - Teekay Offshore [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 29, 2016	Jun. 30, 2016	Jul. 31, 2015	Jun. 30, 2016	Dec. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution, distribution				$ 20.6
TOTAL EQUITY Non-controlling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary					$ 35.0
Percentage of non-controlling interest owner's share					33.00%
Ownership percentage					67.00%
Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock issued during period, shares, conversion of convertible securities		1,900,000
Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Partners' capital account, units, sold in private placement			10,400,000
Preferred units dividend rate			8.60%
Preferred units, contributed capital			$ 249.8
Convertible preferred stock, conversion period			18 months
Convertible preferred stock, shares issued upon conversion			1
Convertible preferred stock, period for optional conversion to common units			3 years
Convertible preferred stock, terms of conversion, optional conversion to common units, volume weighted average price of common units, percent of issuance price			150.00%
Series C-1 Preferred Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Convertible preferred stock, shares issued upon conversion		1.474		1.474
Convertible preferred stock, period for optional conversion to common units		3 years
Convertible preferred stock, terms of conversion, optional conversion to common units, volume weighted average price of common units, percent of issuance price		150.00%
Stock issued during period, shares, conversion of convertible securities		8,500,000
Convertible preferred stock, issuance price		$ 16.25
Preferred stock, dividend payment terms, common units, discount on ten days trading volume weighted average price, percent		2.00%
Series D Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Partners' capital account, units, sold in private placement	4,000,000
Preferred units dividend rate	10.50%
Preferred stock, dividend payment terms, common units, discount on ten days trading volume weighted average price, percent	4.00%
Preferred stock, redemption terms, redemption period one	5 years
Preferred stock, redemption terms, premium to liquidation value in redemption period one, percent	10.00%
Preferred stock, redemption terms, premium to liquidation value in redemption period two, percent	5.00%
Preferred stock, redemption terms, redemption period two	6 years
Preferred stock, redemption period	5 years
Preferred stock, redemption terms, percent of common units purchased to trigger a change of control event	90.00%
Limited Partner [Member] | Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock issued during period, shares, conversion of convertible securities				8,300,000
Induced Exchange of Series C Preferred Units [Member] | Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of stock, shares converted		1,900,000
Inducement Premium on Series C Preferred Units Conversion [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock issued during period, shares, conversion of convertible securities		6,400,000
Stock issued during period, value, conversion of units		$ 37.7
Extinguishment of Series C Preferred Units [Member] | Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of stock, shares converted		8,500,000
Retained Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution, distribution				$ 6.0
Retained Earnings [Member] | Inducement Premium on Series C Preferred Units Conversion [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock issued during period, value, conversion of units		$ 11.0
TOTAL EQUITY Non-controlling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution, distribution				$ 14.6
TOTAL EQUITY Non-controlling Interests [Member] | Inducement Premium on Series C Preferred Units Conversion [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock issued during period, value, conversion of units		$ 26.7
Teekay Parent [Member] | Series D Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Partners' capital account, units, sold in private placement	1,040,000
Preferred units dividend rate	10.50%